Accruals and Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accruals and Other Payables [Abstract]
Accruals and other payables

15. Accruals and other payables

	As of December 31, 2024	As of June 30, 2025
	USD’000 (audited)	USD’000 (unaudited)
Wages payables	110	145
Other payables and accruals	188	401
Deferred government grants	14	6
Other tax payables	45	12
	357	564
16. Accruals and other payables
	As of December 31,
	2023	2024
	USD’000	USD’000
Wages payables	23	110
Other payables and accruals	455	188
Deferred government grants	30	14
Other tax payables	21	45
	529	357